Net Loss Per Share - Computation of basic and diluted loss per Class A Common Stock and Class B Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (78,530)	$ (14,919)	$ 23,605	$ 27,780
Remeasurement of redeemable convertible preferred stock	(865,952)	(62,519)	(62,519)	(18,798)
Deemed dividend related to repurchase of preferred stock dividends	(1,153)
Net loss attributable to common stockholders - Basic and diluted	$ (945,635)	$ (77,438)	$ (86,124)	$ (46,578)
Denominator:
Weighted average common shares outstanding - Basic and diluted	142,475,767	134,316,073	135,124,756	129,930,282
Net loss per share attributable to common stockholders - Basic and diluted	$ (6.64)	$ (0.58)	$ (0.64)	$ (0.36)